Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Deficit	Share capital Common	Equity Reserve	Foreign Currency Translation Reserve	Attributable To Shareholders Of The Company	Non Controlling Interests
Balance, shares at Dec. 31, 2021			165,145
Balance, amount at Dec. 31, 2021	$ 103,835	$ (387,949)	$ 423,098	$ 51,088	$ 6,833	$ 93,070	$ 10,765
Statement [Line Items]
Net loss for the year	(45,187)	(43,104)	0	0	0	(43,104)	(2,083)
Other comprehensive income (loss) for the year	6,637	2,204	0	0	2,964	5,168	1,469
Contribution from non-controlling interests (Note 19)	7,211	0	$ 0	0	0	0	7,211
At-the-market offering (Note 17) shares			12,213
At-the-market offering (Note 17) amount	10,080	0	$ 10,080	0	0	10,080	0
Sandstorm private placements (Note 17) shares			15,200
Sandstorm private placements (Note 17) amount	9,816	0	$ 9,816	0	0	9,816	0
Retraction of convertible debenture (Note 10) shares			11,242
Retraction of convertible debenture (Note 10) amount	5,258	0	$ 6,073	(815)	0	5,258	0
Amendment of convertible debenture (Note 10) shares			656
Amendment of convertible debenture (Note 10) amount	(1,807)	0	$ 307	(2,114)	0	(1,807)	0
Share-based payments	2,746	0	0	2,746	0	2,746	0
Balance, amount at Dec. 31, 2022	98,589	(428,849)	$ 449,374	50,905	9,797	81,227	17,362
Balance, shares at Dec. 31, 2022			204,456
Statement [Line Items]
Net loss for the year	(38,173)	(34,958)	$ 0	0	0	(34,958)	(3,215)
Other comprehensive income (loss) for the year	(778)	416	0	0	(1,472)	(1,056)	278
Contribution from non-controlling interests (Note 19)	4,357	0	$ 0	0	0	0	4,357
At-the-market offering (Note 17) shares			4,548
At-the-market offering (Note 17) amount	2,310	0	$ 2,310	0	0	2,310	0
Retraction of convertible debenture (Note 10) shares			6,773
Retraction of convertible debenture (Note 10) amount	2,498	0	$ 2,746	(248)	0	2,498	0
Amendment of convertible debenture (Note 10) amount	(272)	0	0	(272)	0	(272)	0
Share-based payments	2,029	0	$ 0	2,029	0	2,029	0
Private placements (Note 17) shares			2,234
Private placements (Note 17) amount	768	0	$ 768	0	0	768	0
Common shares issued shares			679
Common shares issued amount	350	0	$ 350	0	0	350	0
Warrants issued	522	0	0	522	0	522	0
Balance, amount at Dec. 31, 2023	$ 72,200	$ 463,391	$ 455,548	$ 52,936	$ 8,325	$ 53,418	$ 18,782
Balance, shares at Dec. 31, 2023			218,690